Bank Premises, Furniture, Fixtures and Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 37,210,319	$ 36,914,441
Less accumulated depreciation	17,785,027	16,635,998
Total	19,425,292	20,278,443
Land and buildings
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	23,235,058	23,199,998
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 13,975,261	$ 13,714,443